Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Income Taxes
U.S. operations	$ (3,285,900)	$ (8,985,600)	$ (3,764,500)
Non-U.S. operations	(787,200)	(2,296,100)	(290,500)
Total loss before taxes	$ (4,073,100)	$ (11,281,700)	$ (4,055,000)